Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ 45	$ (47)
Gain (loss) reclassified from OCI into earnings	30	(9)
Foreign Exchange Forward Contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	18	(24)
Gain (loss) reclassified from OCI into earnings	12	(5)
Foreign Exchange Forward Contracts [Member] | Selling, General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	2	(2)
Gain (loss) reclassified from OCI into earnings	2
Foreign Exchange Forward Contracts [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	7	(8)
Gain (loss) reclassified from OCI into earnings	8	(1)
Currency Collars [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	12	(8)
Gain (loss) reclassified from OCI into earnings	4	(2)
Currency Collars [Member] | Selling, General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	1	(1)
Gain (loss) reclassified from OCI into earnings	1
Currency Collars [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	5	(4)
Gain (loss) reclassified from OCI into earnings	$ 3	$ (1)